UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules,lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	February 9, 2000

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	203,737,000

List of other Included Managers:

No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -----
--- -------- --------
Amer Intl Group                com              026874107     4664    43134 SH       SOLE
43134
American Express               com              025816109     5046    30350 SH       SOLE
30350
Amgen Inc.                     com              031162100    24534   408476 SH       SOLE
408476
Anheuser-Busch                 com              035229103      921    13000 SH       SOLE
13000
BP Amoco PLC - Spons ADR       com              055622104      269     4538 SH       SOLE
4538
Bank of America Corp (n/c 4/99 com              060505104      846    16859 SH       SOLE
16859
Bank of New York Inc           com              064057102     1560    39000 SH       SOLE
39000
Biogen Inc                     com              090597105     5205    61600 SH       SOLE
61600
Black & Decker Corp            com              091797100     4156    79550 SH       SOLE
79550
Boeing                         com              097023105      675    16300 SH       SOLE
16300
Bristol-Myers Squibb Co.       com              110122108      972    15150 SH       SOLE
15150
Chevron Corp                   com              166751107      363     4188 SH       SOLE
4188
Chubb Corp                     com              171232101      225     4000 SH       SOLE
4000
Ciena Corp                     com              171779101     4855    84430 SH       SOLE
84430
Cisco Systems, Inc.            com              17275R102     6629    61878 SH       SOLE
61878
Citigroup Inc.  (name chg 10/8 com              172967101     4807    86314 SH       SOLE
86314
Coca Cola Co.                  com              191216100      926    15900 SH       SOLE
15900
Costco Wholesale Corp (n/c 8/9 com              22160k105      205     2250 SH       SOLE
2250
DuPont E I DeNemours & Co      com              263534109      224     3400 SH       SOLE
3400
EMC Corporation                com              268648102     9975    91300 SH       SOLE
91300
Exxon Mobil Corporation        com              30231g102      830    10304 SH       SOLE
10304
Ford Motor Co.                 com              345370100      336     6300 SH       SOLE
6300
Gap Inc.                       com              364760108     2834    61600 SH       SOLE
61600
General Electric               com              369604103     6007    38820 SH       SOLE
38820
Genzyme Corp                   com              372917104     3685    81900 SH       SOLE
81900
Genzyme Surgical Products      com              372917609       78    13372 SH       SOLE
13372
Guidant Corporation (spinoff f com              401698105      376     8000 SH       SOLE
8000
Halliburton Co                 com              406216101     3251    80767 SH       SOLE
80767
Hewlett-Packard                com              428236103      227     2000 SH       SOLE
2000
Home Depot                     com              437076102     5847    85050 SH       SOLE
85050
I. B. M.                       com              459200101     5370    49782 SH       SOLE
49782
Intel Corp.                    com              458140100     7602    92350 SH       SOLE
92350
Johnson & Johnson              com              478160104      598     6416 SH       SOLE
6416
Kimberly Clark Corp.           com              494368103     5302    81017 SH       SOLE
81017
Lilly (Eli)                    com              532457108     3275    49250 SH       SOLE
49250
Lucent Technologies Inc        com              549463107      267     3564 SH       SOLE
3564
MCI Worldcom Inc (name changed com              98155K102     1194    22500 SH       SOLE
22500
Merck & Co.                    com              589331107     1276    18992 SH       SOLE
18992
Microsoft                      com              594918104    12106   103692 SH       SOLE
103692
Minnesota Mining               com              604059105      218     2228 SH       SOLE
2228
Morgan St Dean Witter Discover com              24240V101     4104    28750 SH       SOLE
28750
Nike Inc Class B               com              654106103    14001   282500 SH       SOLE
282500
Nordstrom Inc (smbl chng 6/10/ com              655664100     2626    99800 SH       SOLE
99800
Paccar Inc.                    com              693718108      402     9080 SH       SOLE
9080
Pfizer                         com              717081103     3078    94900 SH       SOLE
94900
Philip Morris                  com              718154107      269    11700 SH       SOLE
11700
Procter & Gamble               com              742718109      686     6265 SH       SOLE
6265
Quaker Oats Co.                com              747402105      361     5500 SH       SOLE
5500
Qwest Communications Intl (sym com              749121109     2683    62400 SH       SOLE
62400
Rayovac Corporation            com              755081106     2286   121100 SH       SOLE
121100
Reuters Group PLC - Spons ADR  com              76132m102      252     3120 SH       SOLE
3120
S&P Mid-Cap 400 Depository Rec com              595635103     4596    56650 SH       SOLE
56650
Safeco Corp.                   com              786429100      435    17500 SH       SOLE
17500
SmithKline Beecham PLC ADR rep com              832378301      256     4000 SH       SOLE
4000
Spiegel Inc -Cl A              com              848457107     1013   144100 SH       SOLE
144100
Starbucks Corporation          com              855244109     3874   159734 SH       SOLE
159734
State Street Corporation       com              857477103     3424    46866 SH       SOLE
46866
Telefonica de Espana           com              879382208      502     6365 SH       SOLE
6365
Tiffany & Company              com              886547108     6420    71934 SH       SOLE
71934
U.S. Bancorp                   com              902973106      232     9747 SH       SOLE
9747
Weatherford Int'l (name & sym  com              947074100     3138    78584 SH       SOLE
78584
Weyerhaeuser Co.               com              962166104      654     9112 SH       SOLE
9112
American Re Capital Pfd 8.50%  prd              029162203      329    13700 SH       SOLE
13700
Alliance Mortgage Secs Income  fdeq             018639104       85 10560.692SH       SOLE
10560.692
D Witter Select Eqty Utility S fdeq             24241x262       22 26085.000SH       SOLE
26085.000
Fidelity Advisor Equity Growth fdeq             315805200      371 5187.431 SH       SOLE
5187.431
Fidelity Advisor Growth Oppty  fdeq                            444 9508.812 SH       SOLE
9508.812
Vanguard S&P 500 Index Fund    fdeq                           9443 69775.197SH       SOLE
69775.197